Investments in associates and joint ventures - Statements of profit or loss of Coimolache under IFRS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments in associates and joint ventures
Sales	$ 867,888	$ 1,150,715	$ 1,237,642
Net profit for the year	(28,459)	(11,654)	64,435
Share in results	47,710	(1,144)	13,207
Compania Minera Coimolache S.A. [Member]
Investments in associates and joint ventures
Sales	241,173	225,447	203,790
Net profit for the year	28,459	25,584	50,787
Adjustments to conform to the accounting policies	3,674	1,837	2,265
Net income, adjusted	32,133	27,421	53,052
Share in results	12,883	10,994	21,271
Sociedads Minera Cerro Verde Saa [Member]
Investments in associates and joint ventures
Sales	2,890,066	3,054,026	3,202,931
Net profit for the year	390,377	119,710	349,881
Share in results	$ 76,451	$ 23,444	$ 68,521